Schedule of investments
Macquarie VIP Growth Series
September 30, 2025 (Unaudited)
	Number of shares	Value (US $)
Common Stocks — 99.75%♣
Communication Services — 5.41%
Alphabet Class A	95,638	$ 23,249,598
Meta Platforms Class A	7,014	5,150,941
		28,400,539
Consumer Discretionary — 9.12%
Amazon.com †	144,784	31,790,223
Booking Holdings	1,749	9,443,323
Ferrari	13,787	6,689,728
		47,923,274
Consumer Staples — 1.40%
Coca-Cola	111,209	7,375,381
		7,375,381
Financials — 13.23%
Intercontinental Exchange	98,900	16,662,672
Mastercard Class A	24,455	13,910,248
MSCI	8,765	4,973,349
S&P Global	21,308	10,370,817
Visa Class A	69,021	23,562,389
		69,479,475
Healthcare — 9.10%
Cooper †	76,526	5,246,622
Danaher	63,764	12,641,851
IDEXX Laboratories †	7,668	4,899,008
Intuitive Surgical †	16,742	7,487,525
UnitedHealth Group	22,741	7,852,467
Veeva Systems Class A †	32,456	9,668,967
		47,796,440
Industrials — 7.41%
Broadridge Financial Solutions	29,619	7,054,357
Equifax	39,595	10,157,305
Old Dominion Freight Line	37,640	5,298,959
Verisk Analytics	25,336	6,372,258
Waste Connections	57,242	10,063,144
		38,946,023
Information Technology — 51.07%
Advanced Micro Devices †	32,714	5,292,798
Apple	166,832	42,480,432
Autodesk †	20,145	6,399,462
Broadcom	30,003	9,898,290
CDW	31,736	5,054,910
Intuit	21,366	14,591,055
Microsoft	152,989	79,240,653
Motorola Solutions	6,850	3,132,436
NVIDIA	401,945	74,994,898
Salesforce	33,469	7,932,153
Synopsys †	17,112	8,442,890
	Number of shares	Value (US $)
Common Stocks♣ (continued)
Information Technology (continued)
Taiwan Semiconductor Manufacturing ADR	38,738	$ 10,819,136
		268,279,113
Materials — 1.40%
Vulcan Materials	23,879	7,345,658
		7,345,658
Real Estate — 1.61%
CoStar Group †	99,981	8,435,397
		8,435,397
Total Common Stocks (cost $320,772,707)		523,981,300

Short-Term Investments — 0.07%
Money Market Mutual Funds — 0.07%
BlackRock Liquidity FedFund – Institutional Shares (seven-day effective yield 4.03%)	89,899	89,899
Fidelity Investments Money Market Government Portfolio – Class I (seven-day effective yield 4.04%)	89,899	89,899
Goldman Sachs Financial Square Government Fund – Institutional Shares (seven-day effective yield 4.07%)	89,899	89,899
Morgan Stanley Institutional Liquidity Funds Government Portfolio – Institutional Class (seven-day effective yield 4.05%)	89,898	89,898
Total Short-Term Investments (cost $359,595)		359,595

Total Value of Securities—99.82% (cost $321,132,302)		524,340,895
Receivables and Other Assets Net of Liabilities—0.18%		943,521
Net Assets Applicable to 55,216,875 Shares Outstanding—100.00%		$525,284,416
♣	Categorizations used for financial reporting purposes may differ from categorizations used for regulatory compliance and/or internal classification purposes.
†	Non-income producing security.
Summary of abbreviations:
ADR – American Depositary Receipt
MSCI – Morgan Stanley Capital International
S&P – Standard & Poor’s Financial Services LLC
NQ- IV094 [0925] 1125 (4967888)    1